Summary of Significant Accounting Policies: Principles of Consolidation Policy (Policies)	Dec. 31, 2020
Policies
Principles of Consolidation Policy

Principles of Consolidation:

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States and include the Company and its wholly-owned subsidiary. All significant inter-company accounts and transactions have been eliminated.